Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 679	$ 420
Trade payables	740	712
Other payables	704	587
Long-term debt, debentures and others	2,053	2,181
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	296	358
Trade payables	740	712
Other payables	156	128
Long-term debt, debentures and others	2,489	2,281
Non-derivatives financial liabilities	3,681	3,479
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	84	14
Not past due [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		11
Not past due [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	55
Not past due [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1	3
Not past due [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	28
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	299	361
Trade payables	740	712
Other payables	156	128
Long-term debt, debentures and others	489	157
Non-derivatives financial liabilities	1,684	1,358
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	43	8
12 months or less [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		5
12 months or less [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	42
12 months or less [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1	3
12 months or less [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other payables	0	0
Long-term debt, debentures and others	529	645
Non-derivatives financial liabilities	529	645
Second year [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Second year [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Second year [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Second year [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Second year [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other payables	0	0
Long-term debt, debentures and others	859	1,101
Non-derivatives financial liabilities	859	1,101
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
3-5 years [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other payables	0	0
Long-term debt, debentures and others	1,559	1,288
Non-derivatives financial liabilities	1,559	1,288
Sixth year and thereafter [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	41	6
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		6
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	13
Sixth year and thereafter [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	$ 0
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 28